Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013
Federal
Net operating loss carryforwards
Amount of net operating loss carryforwards	$ 65.0
State
Net operating loss carryforwards
Amount of net operating loss carryforwards	$ 44.7